Stockholders' Equity (Deficit) - Private Placement Warrants (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Aug. 26, 2021 USD ($) $ / shares
Class of Warrant or Right [Line Items]
Common stock warrant liabilities	$ 497	$ 0
Change in fair value of common stock warrant liabilities	56	$ 0
Private Placement Warrants
Class of Warrant or Right [Line Items]
Common stock warrant liabilities			$ 600
Change in fair value of common stock warrant liabilities	$ 100
Warrants term	4 years 7 months 24 days		5 years
Private Placement Warrants | Market price of public stock
Class of Warrant or Right [Line Items]
Warrants, measurement input | $ / shares	7.25		10.96
Private Placement Warrants | Exercise price
Class of Warrant or Right [Line Items]
Warrants, measurement input | $ / shares	11.50		11.50
Private Placement Warrants | Expected share price volatility
Class of Warrant or Right [Line Items]
Warrants, measurement input	0.610		0.325
Private Placement Warrants | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants, measurement input	0.0121		0.0068
Private Placement Warrants | Estimated dividend yield
Class of Warrant or Right [Line Items]
Warrants, measurement input	0		0